Related party transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Related party transactions

11. Related party transactions

Hoansoo Lee serves as the Company’s Chief Executive Officer and Chief Financial Officer. The Company has entered into a consulting services agreement with Hoansoo Lee, pursuant to which Hoansoo Lee provides strategic consulting and advisory services to the Company.

For the three and nine months ended March 31, 2025, the Company incurred consulting service fees of $27,000 and $73,150, respectively.

For the three and nine months ended March 31, 2026, the Company incurred consulting service fees of nil and $27,000, respectively.

As of June 30, 2025 and March 31, 2026, there were no outstanding balances payable to Hoansoo Lee as all amounts had been fully settled during the respective periods.

12. Related party transactions

Hoansoo Lee serves as the Company’s Chief Executive Officer and Chief Financial Officer. The Company has entered into a consulting services agreement with Hoansoo Lee, pursuant to which Hoansoo Lee provides strategic consulting and advisory services to the Company.

For the years ended June 30, 2024 and 2025, the Company incurred and paid consulting fees totaling $75,245 and $100,150, respectively. As of June 30, 2024 and 2025, there were no outstanding balances payable to Hoansoo Lee as all amounts had been fully settled during the respective periods.